TRADE AND NOTES RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TRADE AND NOTES RECEIVABLES
Trade receivables		¥ 4,559,112	¥ 5,209,535
Notes receivable		2,834,011	2,894,482
Exposure to credit risk on loan commitments and financial guarantee contracts		(714,857)	(659,261)
Total trade and notes receivables	$ 1,061,956	7,393,123	8,104,017
Notes receivable		667,190	933,551
Minimum
TRADE AND NOTES RECEIVABLES
Trade receivables term (in years)	3 months
Maximum
TRADE AND NOTES RECEIVABLES
Trade receivables term (in years)	12 months
Associates
TRADE AND NOTES RECEIVABLES
Total trade and notes receivables		30	7,000
Joint venture
TRADE AND NOTES RECEIVABLES
Total trade and notes receivables		788,000	820,000
USD
TRADE AND NOTES RECEIVABLES
Total trade and notes receivables		1,111,000	1,403,000
Cost
TRADE AND NOTES RECEIVABLES
Trade receivables		5,273,969	5,868,796
Provision for impairment
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ (714,857)	¥ (659,261)	¥ (546,102)